14. Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands						1 Months Ended		12 Months Ended
	Jan. 16, 2018	Jan. 26, 2017	Apr. 09, 2015	Sep. 30, 2014	Aug. 29, 2012	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2005
Disclosure of detailed information about intangible assets [line items]
Nominal amount								R$ 1,500,000
4G License 700 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Subsidiary purchased Lot 2				R$ 1,739		R$ 1,678
Remaining amount recorded as debt								R$ 61
Interest rate								1.00%
Interest cost								R$ 1,636	R$ 5,611
Interest cost on monetary adjustments								735	5,930
Nominal amount								904
Additional cost on long-term obligations								295
Amount payable for long-term obligations								1,199,000
Amount payable to reduced the adjustment present value								R$ 47
Payments made for long-term obligations	R$ 142,862	R$ 858,991	R$ 370,379
Capitalized average rate								6.90%
Borrowing capitalized cost								R$ 38,375	R$ 152,480
Interest capitalized								40,011
Total auction amount								1,199,000,000
TIM S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of goodwill							R$ 210,015
TIM Fiber SP Ltda. and TIM Fiber RJ. S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of goodwill					R$ 1,159,648
TIM Sul and TIM Nordeste [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of goodwill										R$ 157,556
Right To Use Infrastructure Of LT Amazonas [Member]
Disclosure of detailed information about intangible assets [line items]
Borrowing capitalized cost								28,874
Authorizations [Member]
Disclosure of detailed information about intangible assets [line items]
Nominal amount								R$ 109,770